Property, equipment and software	12 Months Ended
Dec. 31, 2023
Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]
Note 12

Property, equipment and software

At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment
1
Leased
properties and
equipment
2
Software
Projects in
progress 2023
3
2022
3
Historical cost
Balance at the beginning of the year 11,587 4,459 9,944 1,136 27,127 27,113
Balance recognized upon the acquisition of the Credit Suisse

Group
4
2,975 1,941 949 190 6,055
Additions 212 100 92 1,393 1,796 2,057
Disposals / write-offs 5 (428) (67) (1,295) 0 (1,791) (501)
Reclassifications 1,392 6 1,728 (1,923) 1,203 (1,223)
Foreign currency translation 972 174 309 68 1,523 (319)
Balance at the end of the year 16,710 6,613 11,726 863 35,913 27,127
Accumulated depreciation
Balance at the beginning of the year 7,425 1,714 5,699 14,839 14,225
Depreciation 830 722 1,469 3,022 2,033
Impairment
6
189 125 279 593 3
Disposals / write-offs 5 (420) (66) (1,296) (1,783) (497)
Reclassifications 673 5 9 686 (761)
Foreign currency translation 510 45 152 708 (164)
Balance at the end of the year 9,207 2,545 6,312 18,064 14,839
Net book value

Net book value at the beginning of the year 4,162 2,746 4,245 1,136 12,288 12,888
Net book value at the end of the year 7,503 4,068 5,414 863
7
17,849 12,288
of which: Credit Suisse
4
3,060 1,647 805 120 5,631
1 Includes leasehold

improvements and IT

hardware.

2 Represents right-of-use

assets recognized by UBS

as lessee. UBS

predominantly enters into

lease contracts, or

contracts that include

lease components,

in
relation to real estate, including offices, retail branches and sales offices. The total cash outflow for leases during 2023 was USD 878 m (2022: USD 614 m). Interest expense on lease liabilities is included within Interest expense from financial instruments

measured at amortized cost

and Lease liabilities are

included within Other financial

liabilities measured at

amortized cost. Refer to

Notes 4 and 19a,

respectively. There

were no
material gains or losses arising from sale-and-leaseback transactions in 2023 and in 2022.

3 The total reclassification amount for the respective periods represents net reclassifications from / to Other non-financial assets.

4

Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

5

Includes write-offs of fully depreciated assets.

6 Impairment charges recorded in 2023 generally relate to assets that are no longer used, for which the recoverable amount based on a value-in-use approach was determined to be zero of which USD
26 m for Global Wealth Management, USD 8 m for Personal & Corporate Banking,
USD 6 m for Asset Management, USD 246 m for Group Items and USD 307
m for Non-core and Legacy.

7 Consists of USD
542 m related to software and USD 322 m related to Owned properties and equipment.